Leases - Operating lease cost and others (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Components of operating lease cost
Operating lease cost	¥ 7,573	¥ 10,431	¥ 10,752
Variable lease cost	33	621	655
Total operating lease cost	7,606	11,052	11,407
Cash payments for operating leases	5,582	7,637	¥ 10,452
Operating lease assets obtained in exchange for operating lease liabilities	¥ 13,650	¥ 6,171
Weighted average remaining lease term (in years)	7 years 3 months 18 days	7 years 4 months 24 days
Weighted average discount rate (as a percent)	4.90%	4.60%